INVESTMENTS IN TRADING SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of investments [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Investments in trading securities at cost	$3,239,782	$3,268,618	$1,977,477
Unrealized gains (losses)	257,384	104,740	368,507
Investments in trading securities at fair market value	$3,497,166	$3,373,358	$2,345,984

Schedule of fair value carrying value of investments [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Marketable Equity Securities - Level 1
Publicly traded investments	$2,677,169	$2,680,755	$1,866,989

Marketable Debt Securities - Level 2
Corporate bonds	117,157	139,839	101,437

Non-Marketable Equity Securities - Level 3
Private investments	702,840	552,764	377,558
Total investments	$3,497,166	$3,373,358	$2,345,984

Schedule of gains and losses on investments [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Marketable Equity Securities - Level 1
Publicly traded investments - realized	$354,811	$559,850	$931,440
Publicly traded investments - unrealized	(148,456)	227,653	385,076

Non-Marketable Debt Securities - Level 2
Private bonds	(20,980)	11,720	937

Non-Marketable Equity Securities - Level 3
Private investments - realized	-	(275,719)	-
Private investments - unrealized	175,376	-	29,246
Total investments	$360,754	$523,504	$1,346,699